General information (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares		Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares		Dec. 31, 2016 shares	Dec. 31, 2016 drillship	Dec. 31, 2016 jack_up_rig	Dec. 31, 2016 drilling_unit	Dec. 31, 2016 $ / shares	Dec. 31, 2016 submersible_rig	Nov. 30, 2015 USD ($) $ / shares shares	Jan. 31, 2014
Schedule of Transaction Under Common Control, by Transaction [Line Items]
Number of offshore drilling units owned by Company							1	3	7		3
Number of offshore drilling units under construction | submersible_rig											1
Percentage (more than) of voting control for certain variable interest entities			50.00%
Common shares, par value (in dollars per share) | $ / shares	$ 0.1	[1]		$ 0.1	[1]					$ 0.1		$ 5
Authorized share capital	$ 10,000,000			$ 10,000,000								$ 2,000,000,000
Common shares outstanding (in shares) | shares	24,114,232	[1]		24,114,232	[1]	24,114,232						241,142,651
Issued share capital	$ 2,400,000		$ 2,400,000	$ 2,400,000								$ 1,205,700,000
Parent Company
Schedule of Transaction Under Common Control, by Transaction [Line Items]
Ownership percent													70.40%
Share Capital
Schedule of Transaction Under Common Control, by Transaction [Line Items]
Reverse stock split ratio	0.10
Contributed surplus
Schedule of Transaction Under Common Control, by Transaction [Line Items]
Reverse stock split and capital reduction	$ 1,203,300,000			$ 1,203,300,000	[1]

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".